Schedule of incentive plan (Details) Integer in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2024 Integer $ / shares	Jun. 30, 2023 Integer $ / shares
Notes and other explanatory information [abstract]
Outstanding, shares | Integer	657	279
Outstanding, weighted average grant date fair value | $ / shares	$ 331	$ 471
Outstanding, weighted average grant date fair value | Integer	128	912
Granted, weighted average grant date fair value | $ / shares	$ 234	$ 303
Vested, shares | Integer	(150)	(356)
Vested, weighted average grant date fair value | $ / shares	$ (248)	$ (123)
Forfeit, shares | Integer	(11)	(178)
Forfeit, weighted average grant date fair value | $ / shares	$ (3)	$ (320)
Outstanding, shares | Integer	33	657
Outstanding, weighted average grant date fair value | $ / shares	$ 16	$ 331